DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2020 and December 31, 2019 are summarized as follows:

(in thousands of $)	2020	2019
Interest rate swaps	—	1,569
Bunker derivatives	611	25
Foreign currency swaps	91	27
Forward freight agreements	525	2,255
Asset - Derivatives fair value	1,227	3,876

(in thousands of $)	2020	2019
Interest rate swaps	33,250	9,259
Foreign currency swaps	161	349
Bunker derivatives	1,980	14
Forward freight agreements	817	833
Liability - Derivatives fair value	36,208	10,455

During the six months ended June 30, 2020 and June 30, 2019, the following amounts were recognized in the consolidated statement of operations under the line item "Gain (loss) on derivatives":

(in thousands of $)		2020	2019
Interest rate swaps	Mark to market gain (loss)	(26,707)	(12,387)
Foreign currency swaps	Mark to market gain (loss)	251	(337)
Forward freight agreements	Mark to market gain (loss)	5,659	2,500
Bunker derivatives	Mark to market gain (loss)	(2,600)	7
Total		(23,397)	(10,217)